Income Tax Benefit (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense Recognized in Profit or Loss

The major components of income tax benefit recognized in profit or loss for the periods ended December 31, 2024 and 2025 were:

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Deferred taxation
Current period (Note 14)	(131,659)	(109,944)	(27,107)